Lease - Summary of Amounts Recognized in Consolidated Statements of Profit or Loss (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Interest expense relating to lease liabilities (included in finance cost)	₩ 157	₩ 122	₩ 111
Expense relating to short-term leases	30	45	117
Expense relating to leases of low-value assets excluding short-term leases	₩ 22	₩ 23	₩ 21